Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,244)	$ (1,091)	$ (1,165)
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (580)	$ (526)
ECL with adjusted probabilities of scenario weights in percent of baseline	146.00%	160.00%
Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (133)	$ (136)
Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(52)	(43)
Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(152)	(136)
Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(103)	(86)
Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(140)	(125)
100% Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(396)	(329)
100% Baseline | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(43)	(25)
100% Baseline | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(34)	(26)
100% Baseline | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(108)	(97)
100% Baseline | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(85)	(67)
100% Baseline | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(126)	(114)
100% Asset price inflation
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(219)	(295)
100% Asset price inflation | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(10)	(13)
100% Asset price inflation | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(21)	(22)
100% Asset price inflation | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(53)	(84)
100% Asset price inflation | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(57)	(66)
100% Asset price inflation | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(78)	(111)
100% Stagflationary geopolitical crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(1,322)	(1,204)
100% Stagflationary geopolitical crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(521)	(523)
100% Stagflationary geopolitical crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(200)	(176)
100% Stagflationary geopolitical crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(252)	(199)
100% Stagflationary geopolitical crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(186)	(162)
100% Stagflationary geopolitical crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(162)	(145)
100% Mild debt crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(492)
100% Mild debt crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(63)
100% Mild debt crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(36)
100% Mild debt crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(146)
100% Mild debt crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(96)
100% Mild debt crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(151)
100% Global crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(638)
100% Global crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(184)
100% Global crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(30)
100% Global crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(174)
100% Global crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(97)
100% Global crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(153)
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(1,193)	(1,267)
Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(368)	(473)
Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(125)	(126)
Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(234)	(235)
Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(164)	(153)
Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (302)	$ (281)